Consolidated Statements of Operations and Comprehensive Loss (Parentheticals)	12 Months Ended
	Jun. 30, 2023 ¥ / shares shares	Jun. 30, 2023 $ / shares shares	Jun. 30, 2022 ¥ / shares shares	Jun. 30, 2021 ¥ / shares shares
Net loss per share, diluted | (per share)	¥ (0.482)	$ (0.066)	¥ (0.671)	¥ (0.513)
Diluted (in Shares)	90,472,014	90,472,014	90,472,014	90,472,014
American Depositary Share
Net loss per share, diluted | (per share)	¥ (0.722)	$ (0.100)	¥ (1.006)	¥ (0.770)